Offerings	Aug. 26, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued under the Fifth Amended and Restated HP Inc. 2004 Stock Incentive Plan (the "Plan")
Amount Registered | shares	73,600,000
Proposed Maximum Offering Price per Unit | $ / shares	29.86
Maximum Aggregate Offering Price	$ 2,197,696,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 303,501.82
Offering Note

(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”), also covers any additional shares of Common Stock, par value of $0.01 per share (“Common Stock”) of HP Inc. in respect of the securities identified in the above table that may become issuable through the Plan and the Inducement Pool as a result of any stock dividend, stock split, recapitalization or other similar transactions.

(2)
Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act.  The proposed maximum offering price per share, maximum aggregate offering price and registration fee are based on a price of $29.86 per share of Common Stock, which price is an average of the high and low sales prices of the Common Stock as reported on the New York Stock Exchange on August 20, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued under the Company's inducement pool for employees (the "Inducement Pool")
Amount Registered | shares	6,500,000
Proposed Maximum Offering Price per Unit | $ / shares	29.86
Maximum Aggregate Offering Price	$ 194,090,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 26,803.83
Offering Note

(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”), also covers any additional shares of Common Stock, par value of $0.01 per share (“Common Stock”) of HP Inc. in respect of the securities identified in the above table that may become issuable through the Plan and the Inducement Pool as a result of any stock dividend, stock split, recapitalization or other similar transactions.

(2)
Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act.  The proposed maximum offering price per share, maximum aggregate offering price and registration fee are based on a price of $29.86 per share of Common Stock, which price is an average of the high and low sales prices of the Common Stock as reported on the New York Stock Exchange on August 20, 2026.